Business and Significant Accounting Policies (Schedule Of Adoption Of Topic 842) (Details) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease ROU assets and other	$ 89
Other current liabilities	26
Employee benefit, operating lease and other obligations	63
Total operating lease liabilities	$ 89
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease ROU assets and other		$ 82
Other current liabilities		26
Employee benefit, operating lease and other obligations		56
Total operating lease liabilities		$ 82